Deferred Taxes - Unused tax losses and unused tax credits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred taxes
Unused tax losses			€ 261,514	€ 200,349	€ 180,671
Unused tax credits			25,209	20,804	20,086
Notional interest deductions			642	1,748	3,033
Total			€ 287,365	€ 222,901	€ 203,790
Percentage of unused tax credits expire within a period of ten years			35.00%
Percentage of unused tax credits, have an expiration date between ten and eighteen years			62.00%
Percentage of unused tax credits, not subject to expiration			3.00%
Notional interest deductions, expiration period (in years)			1 year
Income taxes payable			€ 0
Potential deferred tax asset			€ 65,400
Income tax rate (as a percent)	25.00%	29.58%	33.00%	33.00%	33.00%
Percentage of unused tax losses			25.00%